LVIP Macquarie U.S. REIT Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.57%
Real Estate Oper/Develop–0.24%
Alexander & Baldwin, Inc.	49,634	$952,973
		952,973
REIT Apartments–14.14%
American Homes 4 Rent Class A	128,845	4,946,360
AvalonBay Communities, Inc.	50,637	11,405,984
Camden Property Trust	56,437	6,971,663
Equity Residential	125,151	9,318,743
Essex Property Trust, Inc.	27,944	8,255,216
Invitation Homes, Inc.	245,152	8,644,060
Mid-America Apartment Communities, Inc.	38,947	6,188,678
		55,730,704
REIT Diversified–19.87%
Broadstone Net Lease, Inc.	60,537	1,147,176
Digital Realty Trust, Inc.	90,080	14,577,647
EPR Properties	33,910	1,662,946
Equinix, Inc.	31,822	28,246,162
Gaming & Leisure Properties, Inc.	165,667	8,523,567
Gladstone Commercial Corp.	48,147	781,907
InvenTrust Properties Corp.	7,012	198,931
Lamar Advertising Co. Class A	27,320	3,649,952
Outfront Media, Inc.	159,349	2,928,835
VICI Properties, Inc.	497,646	16,576,588
		78,293,711
REIT Health Care–11.79%
Alexandria Real Estate Equities, Inc.	69,228	8,220,825
CareTrust REIT, Inc.	95,149	2,936,298
Community Healthcare Trust, Inc.	5,702	103,491
Healthpeak Properties, Inc.	67,986	1,554,840
Medical Properties Trust, Inc.	137,928	806,879
Ventas, Inc.	126,090	8,086,152
Welltower, Inc.	193,390	24,759,721
		46,468,206
REIT Hotels–6.42%
Apple Hospitality REIT, Inc.	247,028	3,668,366
Chatham Lodging Trust	310,246	2,643,296
Host Hotels & Resorts, Inc.	403,181	7,095,985
Park Hotels & Resorts, Inc.	145,885	2,056,978
RLJ Lodging Trust	62,094	570,023
Ryman Hospitality Properties, Inc.	60,717	6,511,291
Sunstone Hotel Investors, Inc.	164,299	1,695,566
Xenia Hotels & Resorts, Inc.	71,557	1,056,897
		25,298,402
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Manufactured Homes–2.17%
Equity LifeStyle Properties, Inc.	57,021	$4,067,878
Sun Communities, Inc.	33,150	4,480,223
		8,548,101
REIT Office Property–2.69%
BXP, Inc.	29,490	2,372,765
Cousins Properties, Inc.	158,501	4,672,610
Orion Office REIT, Inc.	63,164	252,656
Piedmont Office Realty Trust, Inc. Class A	284,136	2,869,774
Vornado Realty Trust	10,883	428,790
		10,596,595
REIT Regional Malls–4.97%
Simon Property Group, Inc.	112,768	19,060,048
Tanger, Inc.	15,402	511,038
		19,571,086
REIT Shopping Centers–7.62%
Alexander's, Inc.	819	198,493
Brixmor Property Group, Inc.	322,403	8,982,148
Kimco Realty Corp.	329,485	7,650,642
Kite Realty Group Trust	93,967	2,495,764
Phillips Edison & Co., Inc.	23,026	868,310
Regency Centers Corp.	78,371	5,660,737
Retail Opportunity Investments Corp.	90,004	1,415,763
SITE Centers Corp.	41,743	2,525,451
Urban Edge Properties	9,796	209,536
		30,006,844
REIT Single Tenant–5.58%
Agree Realty Corp.	32,447	2,444,233
Essential Properties Realty Trust, Inc.	58,441	1,995,760
Realty Income Corp.	276,486	17,534,742
		21,974,735
REIT Storage–12.49%
CubeSmart	104,199	5,609,032
Extra Space Storage, Inc.	56,701	10,216,954
Iron Mountain, Inc.	112,723	13,394,874
Public Storage	54,930	19,987,379
		49,208,239
REIT Warehouse/Industry–11.59%
Americold Realty Trust, Inc.	59,000	1,667,930
Innovative Industrial Properties, Inc.	20,071	2,701,557
Plymouth Industrial REIT, Inc.	77,319	1,747,409
Prologis, Inc.	270,596	34,170,863
Rexford Industrial Realty, Inc.	86,134	4,333,401
LVIP Macquarie U.S. REIT Fund–1

LVIP Macquarie U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Terreno Realty Corp.	15,948	$1,065,805
		45,686,965
Total Common Stock (Cost $288,138,284)		392,336,561

MONEY MARKET FUND–0.41%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	1,612,882	1,612,882
Total Money Market Fund (Cost $1,612,882)		1,612,882

TOTAL INVESTMENTS–99.98% (Cost $289,751,166)	393,949,443
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	95,560
NET ASSETS APPLICABLE TO 26,152,257 SHARES OUTSTANDING–100.00%	$394,045,003

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Macquarie U.S. REIT Fund–2